UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David R. Raeuchle
Title:    Manager - Operations, Trading & Compliance
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ David R. Raeuchle     Columbus, Ohio    August 14, 2004



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: 99,426,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102     3587 87894.000SH       SOLE                                  87894.000
Ambac Financial                COM              023139108     2275 30974.000SH       SOLE                                  30974.000
American Express               COM              025816109     2422 47131.000SH       SOLE                                  47131.000
Apollo Group, Inc.             COM              037604105     2131 24141.000SH       SOLE                                  24141.000
Bank One                       COM              06423A103     2581 50600.000SH       SOLE                                  50600.000
Beckman Coulter                COM              075811110     2875 47125.000SH       SOLE                                  47125.000
Best Buy                       COM              784117103     1600 31531.000SH       SOLE                                  31531.000
Biomet                         COM              090613100     2889 65003.000SH       SOLE                                  65003.000
Brown & Brown                  COM              115236101     1802 41818.000SH       SOLE                                  41818.000
Chicos FAS, Inc.               COM              168615102     1727 38237.000SH       SOLE                                  38237.000
Cisco Systems                  COM              17275R102     2704 114106.000SH      SOLE                                 114106.000
Citigroup                      COM              172967101     1558 33502.000SH       SOLE                                  33502.000
Corning, Inc.                  COM              219350105      279 21399.000SH       SOLE                                  21399.000
DENTSPLY Int'l                 COM              249030107     2359 45285.000SH       SOLE                                  45285.000
Danaher Corp.                  COM              235851102     1851 35708.000SH       SOLE                                  35708.000
EMC Corp                       COM              268648102     1911 167661.000SH      SOLE                                 167661.000
Ecolab, Inc.                   COM              278865100     2047 64581.000SH       SOLE                                  64581.000
Exxon Mobil Corp               COM              30231g102      211 4762.000 SH       SOLE                                   4762.000
Federal Express                COM              31428X106     2523 30890.000SH       SOLE                                  30890.000
General Electric               COM              369604103     1828 56409.000SH       SOLE                                  56409.000
Graco, Inc.                    COM              384109104     1792 57712.000SH       SOLE                                  57712.000
Guidant                        COM              401698105     1755 31403.000SH       SOLE                                  31403.000
Huntington Bncshrs             COM              446150104     2411 104906.000SH      SOLE                                 104906.000
IBM                            COM              459200101      286 3245.000 SH       SOLE                                   3245.000
Lexmark Int'l Gp A             COM              529771107     2312 23953.000SH       SOLE                                  23953.000
Liz Claiborne                  COM              539320101     1780 49463.000SH       SOLE                                  49463.000
Lowe's Companies               COM              548661107     2575 49009.000SH       SOLE                                  49009.000
Lucent                         COM              549463107      148 39207.000SH       SOLE                                  39207.000
McCormick & Co.                COM              579780206     1777 52262.000SH       SOLE                                  52262.000
Microsoft                      COM              594918104      681 23830.000SH       SOLE                                  23830.000
Motorola                       COM              620076109     2017 110525.000SH      SOLE                                 110525.000
Nortel Networks                COM              656568102     1183 236985.000SH      SOLE                                 236985.000
Oracle Systems                 COM              68389x105     1324 110962.000SH      SOLE                                 110962.000
Park Natl Corp                 COM              700658107     1137 8906.000 SH       SOLE                                   8906.000
Patterson Companies            COM              703395103     3231 42245.000SH       SOLE                                  42245.000
Paychex                        COM              704326107     1967 58060.000SH       SOLE                                  58060.000
QUALCOMM                       COM              747525103     3208 43955.000SH       SOLE                                  43955.000
Red Hat Inc                    COM              756577102      468 20391.000SH       SOLE                                  20391.000
Sirius Satellite Radio         COM              82966u103      277 89870.000SH       SOLE                                  89870.000
Smithfield Foods               COM              832248108     1884 64095.000SH       SOLE                                  64095.000
Starbucks Corp                 COM              855244109     2484 57118.000SH       SOLE                                  57118.000
Stryker Corp                   COM              863667101     3843 69868.000SH       SOLE                                  69868.000
Symantec Corp                  COM              871503108     1599 36525.000SH       SOLE                                  36525.000
Sysco Corp                     COM              871829107     1449 40407.000SH       SOLE                                  40407.000
Teva Pharm ADR                 COM              881624209     1691 25177.000SH       SOLE                                  25177.000
Tyson Foods                    COM              902494103     1954 93293.000SH       SOLE                                  93293.000
Unionbancal Corp.              COM              908906100     1445 25627.000SH       SOLE                                  25627.000
United Surgical Ptr            COM              913016101     1053 26667.000SH       SOLE                                  26667.000
WM. Wrigley, Jr.               COM              982526105     1969 31225.000SH       SOLE                                  31225.000
Wachovia                       COM              929903102     2228 50077.000SH       SOLE                                  50077.000
Yahoo! Inc.                    COM              984332106     3457 94975.000SH       SOLE                                  94975.000
eBay, Inc.                     COM              278642103     2877 31289.000SH       SOLE                                  31289.000